Liquidity	12 Months Ended
Dec. 31, 2012
Liquidity
(3)	Liquidity

The Company has, at times, incurred negative cash flow from operations, and has expended, and expects to continue to expend substantial amounts to fund its central and ongoing research and development activities. The Company believes its existing capital resources at December 31, 2012 should be sufficient to fund its current operations through at least January 1, 2014. The Company will need to raise additional funds to support its planned operations, long-term research, product development, and commercialization programs. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce spending, including modifying or terminating planned clinical trials or commercialization programs, to provide the required liquidity.